New Accounting Pronouncements	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
New Accounting Pronouncements
New accounting pronouncements
In July 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists." ASU 2013-11 clarifies guidance and eliminates a diversity in practice on the presentation of unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. This new guidance is effective for annual reporting periods beginning on or after December 15, 2013, and subsequent interim periods. The Company is currently assessing the impact, if any, that this pronouncement will have on its consolidated financial statements.
In February 2013, the FASB issued ASU no. 2013-02, "Reporting of Amounts Classified out of Accumulated Other Comprehensive Income." This update requires an entity to present on the face of the financial statements where net income is presented, or in the notes, significant amounts reclassified out of accumulated other comprehensive income/(loss) by the respective line items of net income, but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The requirements of this update were effective prospectively for reporting periods beginning after December 15, 2012. Accordingly, the disclosures required by this ASU are provided in Note 17 to these consolidated financial statements.
During the year ended December 31, 2013, there have been no other newly issued nor newly applicable accounting pronouncements that have, or are expected to have, a material impact on the Company’s financial statements. Further, at December 31, 2013, there were no other pronouncements pending adoption that are expected to have a material impact on the Company’s financial statements.